Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis and Those not Carried at Fair Value
The following tables present the fair value of the Company's financial instruments classified by the valuation hierarchy described above. The financial instruments are separated between those measured at fair value on a recurring basis and those not carried at fair value, but for which disclosure of fair value is required.

	As of December 31, 2017
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Financial assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$422.2	$422.2	$—	$422.2	$—
State and political subdivisions	792.4	792.4	—	792.4	—
Corporate securities	23,932.2	23,932.2	—	23,731.4	200.8
Residential mortgage-backed securities	2,472.8	2,472.8	—	2,472.8	—
Commercial mortgage-backed securities	795.7	795.7	—	795.6	0.1
Collateralized loan obligations	1,146.6	1,146.6	—	1,146.6	—
Other debt obligations	719.4	719.4	—	677.9	41.5
Total fixed maturities, available-for-sale	30,281.3	30,281.3	—	30,038.9	242.4
Marketable equity securities, available-for-sale	755.7	755.7	722.6	26.8	6.3
Derivatives:
Index options	261.9	261.9	—	222.4	39.5
Foreign currency swaps	75.5	75.5	—	75.5	—
Other	1.7	1.7	0.2	1.5	—
Total derivatives	339.1	339.1	0.2	299.4	39.5
Total investments carried at fair value	31,376.1	31,376.1	722.8	30,365.1	288.2
Separate account assets	978.1	978.1	978.1	—	—
Total assets at fair value	$32,354.2	$32,354.2	$1,700.9	$30,365.1	$288.2
Financial liabilities:
Embedded derivatives	$797.5	$797.5	$—	$—	$797.5

Subject to fair value disclosure requirements:
Financial assets:
Mortgage loans	$6,241.2	$6,180.8	$—	$—	$6,180.8
Investments in limited partnerships, tax credit investments (1)	173.0	135.1	—	—	135.1
Cash and cash equivalents	347.5	347.5	347.5	—	—
Financial liabilities:
Funds held under deposit contracts (2):
Deferred annuities	20,128.3	19,943.3	—	—	19,943.3
Income annuities	7,202.5	8,080.5	—	—	8,080.5
_______________________

(1)	Fair value includes obligations for future investment contributions of $32.8, which is reflected as a liability on the consolidated balance sheets.

(2)	The carrying value of this balance excludes $8,015.1 of liabilities related to insurance contracts and embedded derivatives.

	As of December 31, 2016
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Financial assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$392.1	$392.1	$—	$392.1	$—
State and political subdivisions	930.8	930.8	—	930.8	—
Corporate securities	21,769.0	21,769.0	—	21,712.0	57.0
Residential mortgage-backed securities	2,584.6	2,584.6	—	2,584.6	—
Commercial mortgage-backed securities	916.8	916.8	—	915.9	0.9
Collateralized loan obligations	1,213.6	1,213.6	—	1,213.6	—
Other debt obligations	505.1	505.1	—	497.5	7.6
Total fixed maturities, available-for-sale	28,312.0	28,312.0	—	28,246.5	65.5
Marketable equity securities, available-for-sale	717.4	717.4	684.6	26.9	5.9
Derivatives:
Index options	161.7	161.7	—	154.7	7.0
Foreign currency swaps	141.9	141.9	—	141.9	—
Other	3.7	3.7	—	3.7	—
Total derivatives	307.3	307.3	—	300.3	7.0
Total investments carried at fair value	29,336.7	29,336.7	684.6	28,573.7	78.4
Separate account assets	911.4	911.4	911.4	—	—
Total assets at fair value	$30,248.1	$30,248.1	$1,596.0	$28,573.7	$78.4
Financial liabilities:
Embedded derivatives	$532.4	$532.4	$—	$—	$532.4

Subject to fair value disclosure requirements:
Financial assets:
Mortgage loans	$5,692.2	$5,538.2	$—	$—	$5,538.2
Investments in limited partnerships, tax credit investments (1)	195.2	204.0	—	—	204.0
Cash and cash equivalents	326.3	326.3	326.3	—	—
Financial liabilities:
Funds held under deposit contracts (2):
Deferred annuities	$18,566.6	$18,228.6	$—	$—	$18,228.6
Income annuities	7,336.6	7,678.4	—	—	7,678.4
_______________________

(1)	Fair value includes obligations for future investment contributions of $16.5, which is reflected as a liability on the consolidated balance sheets.

(2)	The carrying value of this balance excludes $7,489.9 of liabilities related to insurance contracts and embedded derivatives.
The following tables present the fair value of the Company's financial instruments classified by the valuation hierarchy described above. The financial instruments are separated between those measured at fair value on a recurring basis and those not carried at fair value, but for which disclosure of fair value is required.

	As of June 30, 2018
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Financial assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$297.3	$297.3	$—	$297.3	$—
State and political subdivisions	746.9	746.9	—	746.9	—
Corporate securities	23,934.4	23,934.4	—	23,611.4	323.0
Residential mortgage-backed securities	2,426.2	2,426.2	—	2,426.2	—
Commercial mortgage-backed securities	755.6	755.6	—	728.7	26.9
Collateralized loan obligations	1,105.5	1,105.5	—	1,056.2	49.3
Other debt obligations	858.6	858.6	—	818.8	39.8
Total fixed maturities, available-for-sale	30,124.5	30,124.5	—	29,685.5	439.0
Marketable equity securities	708.6	708.6	676.6	25.8	6.2
Derivatives:
Index options	207.2	207.2	—	183.6	23.6
Foreign currency swaps	86.6	86.6	—	86.6	—
Other	1.0	1.0	—	1.0	—
Total derivatives	294.8	294.8	—	271.2	23.6
Total investments carried at fair value	31,127.9	31,127.9	676.6	29,982.5	468.8
Separate account assets	999.4	999.4	999.4	—	—

Total assets at fair value	$32,127.3	$32,127.3	$1,676.0	$29,982.5	$468.8
Financial liabilities:
Embedded derivatives	$857.8	$857.8	$—	$—	$857.8

Subject to fair value disclosure requirements:
Financial assets:
Mortgage loans	$6,285.0	$6,054.8	$—	$—	$6,054.8
Investments in limited partnerships, tax credit investments (1)	150.0	128.5	—	—	128.5
Cash and cash equivalents	435.0	435.0	435.0	—	—
Financial liabilities:
Funds held under deposit contracts (2):
Deferred annuities	20,810.0	20,029.6	—	—	20,029.6
Income annuities	7,149.1	7,347.3	—	—	7,347.3
_______________________

(1)	Fair value includes obligations for future investment contributions of $16.5, which is reflected as a liability on the consolidated balance sheets.

(2)	The carrying value of this balance excludes $8,240.0 of liabilities related to insurance contracts and embedded derivatives.

	As of December 31, 2017
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Financial assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$422.2	$422.2	$—	$422.2	$—
State and political subdivisions	792.4	792.4	—	792.4	—
Corporate securities	23,932.2	23,932.2	—	23,731.4	200.8
Residential mortgage-backed securities	2,472.8	2,472.8	—	2,472.8	—
Commercial mortgage-backed securities	795.7	795.7	—	795.6	0.1
Collateralized loan obligations	1,146.6	1,146.6	—	1,146.6	—
Other debt obligations	719.4	719.4	—	677.9	41.5
Total fixed maturities, available-for-sale	30,281.3	30,281.3	—	30,038.9	242.4
Marketable equity securities	755.7	755.7	722.6	26.8	6.3
Derivatives:
Index options	261.9	261.9	—	222.4	39.5
Foreign currency swaps	75.5	75.5	—	75.5	—
Other	1.7	1.7	0.2	1.5	—
Total derivatives	339.1	339.1	0.2	299.4	39.5
Total investments carried at fair value	31,376.1	31,376.1	722.8	30,365.1	288.2
Separate account assets	978.1	978.1	978.1	—	—
Total assets at fair value	$32,354.2	$32,354.2	$1,700.9	$30,365.1	$288.2
Financial liabilities:
Embedded derivatives	$797.5	$797.5	$—	$—	$797.5

Subject to fair value disclosure requirements:
Financial assets:
Mortgage loans	$6,241.2	$6,180.8	$—	$—	$6,180.8
Investments in limited partnerships, tax credit investments (1)	173.0	135.1	—	—	135.1
Cash and cash equivalents	347.5	347.5	347.5	—	—
Financial liabilities:
Funds held under deposit contracts (2):
Deferred annuities	$20,128.3	$19,943.3	$—	$—	$19,943.3
Income annuities	7,202.5	8,080.5	—	—	8,080.5
_______________________

(1)	Fair value includes obligations for future investment contributions of $32.8, which is reflected as a liability on the consolidated balance sheets.

(2)	The carrying value of this balance excludes $8,015.1 of liabilities related to insurance contracts and embedded derivatives.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables present additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2017 (Successor Company):

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2017	Purchases and Issues(1)	Sales and Settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (5)	Realized Gains (Losses)(4)	Balance as of December 31, 2017
Financial Assets:
Fixed maturities, available-for-sale:
Corporate securities	$57.0	$87.9	$—	$57.2	$(9.0)	$—	$7.8	$(0.1)	$200.8
Commercial mortgage-backed securities	0.9	—	—	—	(0.8)	—	—	—	0.1
Other debt obligations	7.6	—	—	28.7	0.7	—	4.5	—	41.5
Total fixed maturities, available-for-sale	65.5	87.9	—	85.9	(9.1)	—	12.3	(0.1)	242.4
Marketable equity securities, available-for-sale	5.9	—	—	0.1	—	—	0.3	—	6.3
Derivatives:
Index options	7.0	22.7	—	—	(14.5)	26.0	—	(1.7)	39.5
Other	—	0.9	—	—	(0.6)	—	—	(0.3)	—
Total derivatives	7.0	23.6	—	—	(15.1)	26.0	—	(2.0)	39.5
Total Level 3 assets	$78.4	$111.5	$—	$86.0	$(24.2)	$26.0	$12.6	$(2.1)	$288.2
Financial Liabilities:
Embedded derivatives	$532.4	$162.6	$(8.0)	$—	$(8.1)	$118.6	$—	$—	$797.5
_______________

(1)	Issues and settlements are related to the Company's embedded derivative liabilities.

(2)
Transfers into Level 3 are generally the result of observable market information on a security no longer being available or utilized by pricing vendors. Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $86.0 for the year ended December 31, 2017. Gross transfers out of Level 3 were $0.0 for the year ended December 31, 2017.

(3)	Other includes transactions such as pay downs, calls, amortization, and redemptions.

(4)	Amounts are included in net realized gains (losses) on the consolidated statements of income (loss). Amounts shown for financial liabilities are (gains) losses in net income.

(5)	Amounts are generally included in changes in unrealized gains (losses) on available-for-sale securities on the consolidated statements of comprehensive income.
The following tables present additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the period February 1 through December 31, 2016 (Successor Company):

						Unrealized Gains (Losses) Included in:
	Balance as of February 1, 2016	Purchases and Issues(1)	Sales and Settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (5)	Realized Gains (Losses)(4)	Balance as of December 31, 2016
Financial Assets:
Fixed maturities, available-for-sale:
Corporate securities	$50.0	$13.0	$—	$2.6	$(8.4)	$—	$(0.9)	$0.7	$57.0
Commercial mortgage-backed securities	1.2	—	—	—	(0.3)	—	—	—	0.9
Collateralized loan obligations	10.0	—	—	(10.0)	—	—	—	—	—
Other debt obligations	43.4	—	—	(36.1)	0.6	—	(0.3)	—	7.6
Total fixed maturities, available-for-sale	104.6	13.0	—	(43.5)	(8.1)	—	(1.2)	0.7	65.5
Marketable equity securities, available-for-sale	6.1	—	(0.2)	—	0.3	—	(0.3)	—	5.9
Derivatives:
Index options	3.3	9.9	—	—	(4.7)	(0.9)	—	(0.6)	7.0
Other	—	1.1	—	—	—	—	—	(1.1)	—
Total derivatives	3.3	11.0	—	—	(4.7)	(0.9)	—	(1.7)	7.0
Total Level 3 assets	$114.0	$24.0	$(0.2)	$(43.5)	$(12.5)	$(0.9)	$(1.5)	$(1.0)	$78.4
Financial Liabilities:
Embedded derivatives	$334.9	$119.2	$(6.2)	$—	$—	$84.5	$—	$—	$532.4
_______________

(1)	Issues and settlements are related to the Company's embedded derivative liabilities.

(2)
Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $11.0 for the period February 1 through December 31, 2016. Gross transfers out of Level 3 were $54.5 for the period February 1 through December 31, 2016, of which most were related to fixed maturities for which observable inputs became available.

(3)	Other includes transactions such as pay downs, calls, amortization and redemptions.

(4)	Amounts are included in net realized gains (losses) on the consolidated statements of income (loss). Amounts shown for financial liabilities are (gains) losses in net income.

(5)	Amounts are generally included in changes in unrealized gains (losses) on available-for-sale securities on the consolidated statements of comprehensive income.
The following table presents additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the period January 1 to January 31, 2016 (Predecessor Company):

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2016	Purchases and Issues(1)	Sales and Settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (5)	Realized Gains (Losses)(4)	Balance as of January 31, 2016
Financial Assets:
Fixed maturities, available-for-sale:
Corporate securities	$47.8	$8.1	$—	$(5.1)	$—	$—	$(0.8)	$—	$50.0
Commercial mortgage-backed securities	1.2	—	—	—	—	—	—	—	1.2
Collateralized loan obligations	89.6	10.0	—	(89.6)	—	—	—	—	10.0
Other debt obligations	42.5	—	—	—	—	—	0.9	—	43.4
Total fixed maturities, available-for-sale	181.1	18.1	—	(94.7)	—	—	0.1	—	104.6
Marketable equity securities, available-for-sale	5.9	—	—	—	—	—	—	—	5.9
Marketable equity securities, trading	0.2	—	—	—	—	—	—	—	0.2
Derivatives:
Index options	3.7	0.4	—	—	—	(0.7)	—	(0.1)	3.3
Other	0.1	—	—	—	(1.1)	0.1	—	0.9	—
Total derivatives	3.8	0.4	—	—	(1.1)	(0.6)	—	0.8	3.3
Total Level 3 assets	$191.0	$18.5	$—	$(94.7)	$(1.1)	$(0.6)	$0.1	$0.8	$114.0
Financial Liabilities:
Embedded derivatives	$385.7	$16.2	$(1.0)	$—	$—	$(29.4)	$—	$—	$371.5
_______________

(1)	Issues and settlements are related to the Company's embedded derivative liabilities.

(2)
Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $0.0 for the period January 1 to January 31, 2016. Gross transfers out of Level 3 were $94.7 for the period January 1 to January 31, 2016, which related to fixed maturities for which observable inputs became available.

(3)	Other includes transactions such as pay downs, calls, amortization and redemptions.

(4)	Amounts are included in net realized gains (losses) on the consolidated statements of income (loss). Amounts shown for financial liabilities are (gains) losses in net income.

(5)	Amounts are generally included in changes in unrealized gains (losses) on available-for-sale securities on the consolidated statements of comprehensive income.

The following tables present additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the six months ended June 30, 2018:

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2018	Purchases and Issues(1)	Sales and Settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (5)	Realized Gains (Losses)(4)	Balance as of June 30, 2018
Financial Assets:
Fixed maturities, available-for-sale:
Corporate securities	$200.8	$50.8	$—	$85.4	$(2.3)	$—	$(11.7)	$—	$323.0
Commercial mortgage-backed securities	0.1	26.9	—	—	(0.1)	—	—	—	26.9
Collateralized loan obligations	—	49.3	—	—	—	—	—	—	49.3
Other debt obligations	41.5	—	—	—	0.4	—	(2.1)	—	39.8
Total fixed maturities, available-for-sale	242.4	127.0	—	85.4	(2.0)	—	(13.8)	—	439.0
Marketable equity securities	6.3	—	—	—	—	(0.1)	—	—	6.2
Derivatives:
Index options	39.5	20.5	—	—	(22.1)	(39.1)	—	24.8	23.6
Other	—	—	—	—	—	—	—	—	—
Total derivatives	39.5	20.5	—	—	(22.1)	(39.1)	—	24.8	23.6
Total Level 3 assets	$288.2	$147.5	$—	$85.4	$(24.1)	$(39.2)	$(13.8)	$24.8	$468.8
Financial Liabilities:
Embedded derivatives	$797.5	$81.2	$(6.3)	$—	$—	$(14.6)	$—	$—	$857.8
_______________

(1)	Issues and settlements are related to the Company's embedded derivative liabilities.

(2)
Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $85.4 for the six months ended June 30, 2018. Gross transfers out of Level 3 were $0.0 for the six months ended June 30, 2018.

(3)	Other includes transactions such as pay downs, calls, amortization, and redemptions.

(4)	Amounts are included in net realized gains (losses) on the consolidated statements of income (loss). Amounts shown for financial liabilities are (gains) losses in net income.

(5)	Amounts are generally included in changes in unrealized gains (losses) on available-for-sale securities on the consolidated statements of comprehensive income.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables present additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2017 (Successor Company):

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2017	Purchases and Issues(1)	Sales and Settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (5)	Realized Gains (Losses)(4)	Balance as of December 31, 2017
Financial Assets:
Fixed maturities, available-for-sale:
Corporate securities	$57.0	$87.9	$—	$57.2	$(9.0)	$—	$7.8	$(0.1)	$200.8
Commercial mortgage-backed securities	0.9	—	—	—	(0.8)	—	—	—	0.1
Other debt obligations	7.6	—	—	28.7	0.7	—	4.5	—	41.5
Total fixed maturities, available-for-sale	65.5	87.9	—	85.9	(9.1)	—	12.3	(0.1)	242.4
Marketable equity securities, available-for-sale	5.9	—	—	0.1	—	—	0.3	—	6.3
Derivatives:
Index options	7.0	22.7	—	—	(14.5)	26.0	—	(1.7)	39.5
Other	—	0.9	—	—	(0.6)	—	—	(0.3)	—
Total derivatives	7.0	23.6	—	—	(15.1)	26.0	—	(2.0)	39.5
Total Level 3 assets	$78.4	$111.5	$—	$86.0	$(24.2)	$26.0	$12.6	$(2.1)	$288.2
Financial Liabilities:
Embedded derivatives	$532.4	$162.6	$(8.0)	$—	$(8.1)	$118.6	$—	$—	$797.5
_______________

(1)	Issues and settlements are related to the Company's embedded derivative liabilities.

(2)
Transfers into Level 3 are generally the result of observable market information on a security no longer being available or utilized by pricing vendors. Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $86.0 for the year ended December 31, 2017. Gross transfers out of Level 3 were $0.0 for the year ended December 31, 2017.

(3)	Other includes transactions such as pay downs, calls, amortization, and redemptions.

(4)	Amounts are included in net realized gains (losses) on the consolidated statements of income (loss). Amounts shown for financial liabilities are (gains) losses in net income.

(5)	Amounts are generally included in changes in unrealized gains (losses) on available-for-sale securities on the consolidated statements of comprehensive income.
The following tables present additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the period February 1 through December 31, 2016 (Successor Company):

						Unrealized Gains (Losses) Included in:
	Balance as of February 1, 2016	Purchases and Issues(1)	Sales and Settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (5)	Realized Gains (Losses)(4)	Balance as of December 31, 2016
Financial Assets:
Fixed maturities, available-for-sale:
Corporate securities	$50.0	$13.0	$—	$2.6	$(8.4)	$—	$(0.9)	$0.7	$57.0
Commercial mortgage-backed securities	1.2	—	—	—	(0.3)	—	—	—	0.9
Collateralized loan obligations	10.0	—	—	(10.0)	—	—	—	—	—
Other debt obligations	43.4	—	—	(36.1)	0.6	—	(0.3)	—	7.6
Total fixed maturities, available-for-sale	104.6	13.0	—	(43.5)	(8.1)	—	(1.2)	0.7	65.5
Marketable equity securities, available-for-sale	6.1	—	(0.2)	—	0.3	—	(0.3)	—	5.9
Derivatives:
Index options	3.3	9.9	—	—	(4.7)	(0.9)	—	(0.6)	7.0
Other	—	1.1	—	—	—	—	—	(1.1)	—
Total derivatives	3.3	11.0	—	—	(4.7)	(0.9)	—	(1.7)	7.0
Total Level 3 assets	$114.0	$24.0	$(0.2)	$(43.5)	$(12.5)	$(0.9)	$(1.5)	$(1.0)	$78.4
Financial Liabilities:
Embedded derivatives	$334.9	$119.2	$(6.2)	$—	$—	$84.5	$—	$—	$532.4
_______________

(1)	Issues and settlements are related to the Company's embedded derivative liabilities.

(2)
Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $11.0 for the period February 1 through December 31, 2016. Gross transfers out of Level 3 were $54.5 for the period February 1 through December 31, 2016, of which most were related to fixed maturities for which observable inputs became available.

(3)	Other includes transactions such as pay downs, calls, amortization and redemptions.

(4)	Amounts are included in net realized gains (losses) on the consolidated statements of income (loss). Amounts shown for financial liabilities are (gains) losses in net income.

(5)	Amounts are generally included in changes in unrealized gains (losses) on available-for-sale securities on the consolidated statements of comprehensive income.
The following table presents additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the period January 1 to January 31, 2016 (Predecessor Company):

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2016	Purchases and Issues(1)	Sales and Settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (5)	Realized Gains (Losses)(4)	Balance as of January 31, 2016
Financial Assets:
Fixed maturities, available-for-sale:
Corporate securities	$47.8	$8.1	$—	$(5.1)	$—	$—	$(0.8)	$—	$50.0
Commercial mortgage-backed securities	1.2	—	—	—	—	—	—	—	1.2
Collateralized loan obligations	89.6	10.0	—	(89.6)	—	—	—	—	10.0
Other debt obligations	42.5	—	—	—	—	—	0.9	—	43.4
Total fixed maturities, available-for-sale	181.1	18.1	—	(94.7)	—	—	0.1	—	104.6
Marketable equity securities, available-for-sale	5.9	—	—	—	—	—	—	—	5.9
Marketable equity securities, trading	0.2	—	—	—	—	—	—	—	0.2
Derivatives:
Index options	3.7	0.4	—	—	—	(0.7)	—	(0.1)	3.3
Other	0.1	—	—	—	(1.1)	0.1	—	0.9	—
Total derivatives	3.8	0.4	—	—	(1.1)	(0.6)	—	0.8	3.3
Total Level 3 assets	$191.0	$18.5	$—	$(94.7)	$(1.1)	$(0.6)	$0.1	$0.8	$114.0
Financial Liabilities:
Embedded derivatives	$385.7	$16.2	$(1.0)	$—	$—	$(29.4)	$—	$—	$371.5
_______________

(1)	Issues and settlements are related to the Company's embedded derivative liabilities.

(2)
Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $0.0 for the period January 1 to January 31, 2016. Gross transfers out of Level 3 were $94.7 for the period January 1 to January 31, 2016, which related to fixed maturities for which observable inputs became available.

(3)	Other includes transactions such as pay downs, calls, amortization and redemptions.

(4)	Amounts are included in net realized gains (losses) on the consolidated statements of income (loss). Amounts shown for financial liabilities are (gains) losses in net income.

(5)	Amounts are generally included in changes in unrealized gains (losses) on available-for-sale securities on the consolidated statements of comprehensive income.

The following tables present additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the six months ended June 30, 2017:

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2017	Purchases and Issues(1)	Sales and Settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (5)	Realized Gains (Losses)(4)	Balance as of June 30, 2017
Financial Assets:
Fixed maturities, available-for-sale:
Corporate securities	$57.0	$21.6	$—	$—	$(1.0)	$—	$2.5	$—	$80.1
Commercial mortgage-backed securities	0.9	—	—	—	(0.2)	—	—	—	0.7
Other debt obligations	7.6	—	—	28.7	0.4	—	1.1	—	37.8
Total fixed maturities, available-for-sale	65.5	21.6	—	28.7	(0.8)	—	3.6	—	118.6
Marketable equity securities, available-for-sale	5.9	—	—	—	—	—	0.1	—	6.0
Derivatives:									—
Index options	7.0	10.0	—	—	(2.8)	3.0	—	(2.6)	14.6
Other	—	0.7	—	—	(0.3)	(0.1)	—	(0.2)	0.1
Total derivatives	7.0	10.7	—	—	(3.1)	2.9	—	(2.8)	14.7
Total Level 3 assets	$78.4	$32.3	$—	$28.7	$(3.9)	$2.9	$3.7	$(2.8)	$139.3
Financial Liabilities:
Embedded derivatives	$532.4	$102.6	$(4.0)	$—	$—	$65.1	$—	$—	$696.1
_______________

(1)	Issues and settlements are related to the Company's embedded derivative liabilities.

(2)
Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $28.7 for the six ended June 30, 2017. Gross transfers out of Level 3 were $0.0 for the six months ended June 30, 2017.

(3)	Other includes transactions such as pay downs, calls, amortization, and redemptions.

(4)	Amounts are included in net realized gains (losses) on the consolidated statements of income (loss). Amounts shown for financial liabilities are (gains) losses in net income.

(5)	Amounts are generally included in changes in unrealized gains (losses) on available-for-sale securities on the consolidated statements of comprehensive income.